Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Advances to suppliers	$ 5,060	$ 1,585
Inventories	2,587	521
Interest receivable	1,961	501
Business collaboration deposits	1,775	0
Housing loans to employees	1,293	1,083
Deductible input VAT	748	1,534
Employee advances	457	620
Prepaid content and licenses	38	470
Others	1,172	521
Total	$ 15,091	$ 6,835